Business Combination - Travel.Co.In Limited - Summary (Details) - TCIL ₨ in Thousands	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Feb. 08, 2019 INR (₨) item
Business Combination
Revenue of acquiree since acquisition date	₨ 7,231
Profit (loss) of acquiree since acquisition date	₨ (1,549)
Transaction costs		₨ 6,142
Yatra Online Private Limited
Business Combination
Upfront payment			₨ 58,276
Number of corporate clients added to existing client base | item			100